E&E ASSETS - Stockade Mountain Project (Details) - USD ($)									6 Months Ended
	Nov. 16, 2025	May 16, 2025	Nov. 16, 2024	May 16, 2024	Nov. 16, 2023	May 16, 2023	Nov. 16, 2022	May 16, 2022	Jun. 30, 2026
E&E ASSETS
Percentage of interest in a joint venture									70.00%
Stockade Mountain
E&E ASSETS
Percentage of interest in a joint venture									100.00%
Pre-production payments made in cash	$ 25,000	$ 25,000	$ 25,000	$ 15,000	$ 15,000	$ 10,000	$ 10,000	$ 15,000
Pre-production payments to be made, May 16, 2026									$ 25,000
Pre-production payments to be made, November 16, 2026 and every six months thereafter									$ 25,000
Percentage of net smelter return royalty									2.00%
Percentage of net smelter return royalty for third-pay claims upon payment of specified amount									0.25%
Payment to reduce net smelter return royalty									$ 10,000,000
Reduction in net smelter return royalty upon payment of specified amount									2.00%
Percentage of net smelter return royalty upon payment of specified amount									1.00%